Tax-Free Short-Intermediate Fund	07/01/2016 to 06/30/2017

ICA File Number: 811-3872
Registrant Name: T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Reporting Period: 07/01/2016 - 06/30/2017

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2016 to 06/30/2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2017

Tax-Free Short-Intermediate Fund

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Coupa Software Inc
Ticker     Security ID:             Meeting Date          Meeting Status
COUP       SEDOL BD87XR1            05/15/2017            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Neeraj Agrawal     Mgmt       For        For        For
1.2        Elect Scott Thompson     Mgmt       For        For        For
2          Ratification of Auditor  Mgmt       For        For        For